UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03752

AMG FUNDS III

(Exact name of registrant as specified in charter)

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Address of principal executive offices) (Zip code)

AMG Funds LLC

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: December 31st

Date of reporting period: MARCH 31, 2016 (1st Quarter End Portfolio Holdings)

Item 1. SCHEDULE OF INVESTMENTS.

AMG Managers Bond Fund
Schedule of Portfolio Investments (unaudited)
March 31, 2016

		Principal Amount†	Value
Asset-Backed Securities - 4.5%
FAN Engine Securitization, Ltd., Series 2013-1A, Class 1A, 4.625%, 10/15/43 (a)[2]		$12,409,726	$12,292,082
Global Container Assets, Ltd., Series 2013-1A, Class A2, 3.300%, 11/05/28 (a)		4,270,000	4,248,387
John Deere Owner Trust 2015,
Series 2015-A, Class A3, 1.320%, 06/17/19		10,065,000	10,073,282
Series 2015-A, Class A4, 1.650%, 12/15/21		3,980,000	4,000,665
Rise, Ltd., Series 2014-1, Class A, 4.750%, 02/15/39[2,3]		20,288,582	20,085,696
Shenton Aircraft Investment I, Ltd., Series 2015-1A, Class A, 4.750%, 10/15/42 (a)		47,456,081	47,009,994
Trinity Rail Leasing, L.P.,
Series 2009-1A, Class A, 6.657%, 11/16/39 (a)		3,722,746	3,869,861
Series 2012-1A, Class A1, 2.266%, 01/15/43 (a)		2,377,673	2,275,880
Trip Rail Master Funding LLC, Series 2011-1A, Class A1A, 4.370%, 07/15/41 (a)		5,011,531	5,164,467
Total Asset-Backed Securities (cost $109,109,952)			109,020,314
Corporate Bonds and Notes - 69.0%
Financials - 26.9%
Ally Financial, Inc.,
4.125%, 02/13/22		7,915,000	7,776,487
8.000%, 11/01/31		1,267,000	1,444,380
Alta Wind Holdings LLC, 7.000%, 06/30/35 (a)		6,623,306	7,346,140
American International Group, Inc., 4.875%, 06/01/22		560,000	615,798
Bank of America Corp.,
6.110%, 01/29/37		38,050,000	43,752,782
7.625%, 06/01/19		2,906,000	3,381,933
EMTN, 4.625%, 09/14/18	EUR	1,750,000	2,162,886
MTN, 3.300%, 01/11/23		900,000	907,562
MTN, 4.250%, 10/22/26		2,610,000	2,648,910
MTN, Series C, 6.050%, 06/01/34		22,100,000	26,214,114
Camden Property Trust, 5.700%, 05/15/17		5,205,000	5,417,208
Capital One NA, 2.400%, 09/05/19		7,795,000	7,773,236
Citigroup, Inc.,
5.130%, 11/12/19	NZD	5,835,000	4,207,342
6.250%, 06/29/17	NZD	37,108,000	26,593,588
Cooperatieve Centrale Raiffeisen-Boerenleenbank,
1.700%, 03/19/18		2,000,000	2,011,198
3.875%, 02/08/22		9,090,000	9,695,649
3.950%, 11/09/22		2,190,000	2,243,366
Duke Realty, L.P.,
5.950%, 02/15/17		203,000	210,370
6.500%, 01/15/18		4,660,000	5,010,031
Equifax, Inc., 7.000%, 07/01/37		4,421,000	5,146,084

AMG Managers Bond Fund
Schedule of Portfolio Investments (continued)

		Principal Amount†	Value
Financials - 26.9% (continued)
Equity One, Inc., 6.000%, 09/15/17		$5,915,000	$6,221,042
First Industrial, L.P., 5.950%, 05/15/17		15,000,000	15,618,240
General Electric Capital Corp.,
GMTN, 4.250%, 01/17/18	NZD	5,010,000	3,525,014
GMTN, 5.500%, 02/01/17	NZD	6,250,000	4,405,326
GMTN, 6.750%, 09/26/16	NZD	6,390,000	4,488,896
The Goldman Sachs Group, Inc.,
3.375%, 02/01/18	CAD	1,700,000	1,346,924
6.750%, 10/01/37		14,590,000	17,426,821
Highwoods Realty, L.P.,
5.850%, 03/15/17		3,680,000	3,811,004
7.500%, 04/15/18		2,405,000	2,645,755
ICICI Bank, Ltd., 6.375%, 04/30/22 (a)[3]		900,000	918,832
iStar, Inc., 5.850%, 03/15/17		325,000	331,500
Jefferies Group LLC, 5.125%, 01/20/23		8,800,000	8,832,155
JPMorgan Chase & Co.,
4.125%, 12/15/26		19,350,000	20,086,248
4.250%, 11/02/18	NZD	7,360,000	5,192,881
7.700%, 06/01/16 (a)	IDR	19,000,000,000	1,425,473
EMTN, 1.071%, 05/30/17[3]	GBP	1,500,000	2,134,073
Lloyds Banking Group PLC,
4.500%, 11/04/24[4]		18,500,000	18,586,247
4.582%, 12/10/25 (a)		20,972,000	20,560,886
Marsh & McLennan Cos., Inc., 5.875%, 08/01/33		8,295,000	9,864,688
MBIA Insurance Corp., 11.882%, 01/15/33 (07/15/16) (a)[1]		525,000	181,125
Morgan Stanley,
2.125%, 04/25/18		10,450,000	10,522,450
2.500%, 01/24/19		2,775,000	2,823,465
3.750%, 02/25/23		17,265,000	17,989,526
GMTN, 4.350%, 09/08/26		5,000,000	5,145,405
GMTN, 5.500%, 07/24/20		15,210,000	17,100,709
GMTN, 6.625%, 04/01/18		3,095,000	3,381,396
GMTN, 8.000%, 05/09/17[4]	AUD	8,100,000	6,505,662
MTN, 1.078%, 10/18/16 (07/18/16)[1]		2,000,000	1,998,734
MTN, 4.100%, 05/22/23		12,910,000	13,313,360
MTN, 6.250%, 08/09/26		11,000,000	13,097,513
Mutual of Omaha Insurance Co., 6.800%, 06/15/36 (a)		13,925,000	17,473,508
National City Bank of Indiana, 4.250%, 07/01/18		6,310,000	6,649,453
National City Corp., 6.875%, 05/15/19		1,905,000	2,144,411
National Life Insurance Co., 10.500%, 09/15/39 (a)[2]		5,000,000	7,379,680

AMG Managers Bond Fund
Schedule of Portfolio Investments (continued)

		Principal Amount†	Value
Financials - 26.9% (continued)
Navient Corp.,
5.500%, 01/25/23[4]		$18,070,000	$15,359,500
MTN, 4.875%, 06/17/19[4]		5,055,000	4,878,075
MTN, 5.500%, 01/15/19		1,695,000	1,665,338
MTN, 8.450%, 06/15/18		10,950,000	11,730,188
Newfield Exploration Co., 5.625%, 07/01/24		6,320,000	5,925,000
Old Republic International Corp.,
3.750%, 03/15/18[4,5]		15,805,000	19,578,444
4.875%, 10/01/24		4,915,000	5,112,608
The Penn Mutual Life Insurance Co., 7.625%, 06/15/40 (a)		8,885,000	12,120,970
Quicken Loans, Inc., 5.750%, 05/01/25 (a)		3,895,000	3,778,150
Realty Income Corp.,
5.750%, 01/15/21		2,125,000	2,387,933
6.750%, 08/15/19		5,550,000	6,327,832
Royal Bank of Scotland Group PLC, 6.125%, 12/15/22		4,650,000	4,932,562
Santander Issuances SAU,
5.179%, 11/19/25		27,800,000	26,864,558
5.911%, 06/20/16 (a)		1,100,000	1,107,474
Sirius International Group, Ltd., 6.375%, 03/20/17 (a)		4,555,000	4,672,300
Societe Generale, S.A.,
4.750%, 11/24/25 (a)		11,000,000	10,886,238
5.200%, 04/15/21 (a)		7,000,000	7,930,146
5.625%, 11/24/45 (a)		18,145,000	17,688,254
Springleaf Finance Corp.,
5.250%, 12/15/19		12,890,000	12,309,950
7.750%, 10/01/21[4]		31,730,000	31,130,303
8.250%, 10/01/23		12,695,000	12,250,675
Total Financials			656,323,964
Industrials - 36.3%
Alcatel-Lucent USA, Inc., 6.500%, 01/15/28		305,000	314,150
America Movil SAB de CV, 6.450%, 12/05/22	MXN	1,693,000	9,330,674
American Airlines 2013-1 Class A Pass Through Trust, 4.000%, 07/15/25		2,101,075	2,161,481
American Airlines 2016-1 Class B Pass Through Trust, Series B, 5.250%, 01/15/24		24,220,000	24,341,100
APL, Ltd., 8.000%, 01/15/24[2]		250,000	167,500
ArcelorMittal,
6.125%, 06/01/18[4]		4,580,000	4,625,800
6.500%, 03/01/21 (b)		150,000	147,750
7.250%, 02/25/22 (b)[4]		1,600,000	1,583,200
7.750%, 03/01/41 (b)		11,065,000	9,460,575
8.000%, 10/15/39 (b)		6,604,000	5,745,480

AMG Managers Bond Fund
Schedule of Portfolio Investments (continued)

	Principal Amount†	Value
Industrials - 36.3% (continued)
AT&T, Inc.,
3.400%, 05/15/25	$13,530,000	$13,561,701
3.950%, 01/15/25	4,345,000	4,515,898
4.125%, 02/17/26	35,605,000	37,601,408
CenturyLink, Inc.,
Series P, 7.600%, 09/15/39	9,335,000	7,678,038
Series S, 6.450%, 06/15/21	13,395,000	13,570,742
Chesapeake Energy Corp.,
2.500%, 05/15/37[5]	3,800,000	2,403,500
6.625%, 08/15/20	55,000	21,450
6.875%, 11/15/20	85,000	33,362
Choice Hotels International, Inc., 5.700%, 08/28/20	11,900,000	12,673,500
Continental Airlines, Inc.,
1999-1 Class B Pass Through Trust, Series 991B, 6.795%, 08/02/18	2,740	2,836
2000-1 Class A-1 Pass Through Trust, Series 00A1, 8.048%, 11/01/20	51,840	56,827
2007-1 Class A Pass Through Trust, Series 071A, 5.983%, 04/19/22	14,333,583	15,838,609
2007-1 Class B Pass Through Trust, Series 071B, 6.903%, 04/19/22	4,087,000	4,260,698
Continental Resources, Inc.,
3.800%, 06/01/24[4]	2,025,000	1,599,750
4.500%, 04/15/23	385,000	321,956
Corning, Inc.,
6.850%, 03/01/29	9,142,000	11,204,170
7.250%, 08/15/36	1,185,000	1,340,083
Cox Communications, Inc., 4.800%, 02/01/35 (a)	3,369,000	2,946,878
Cummins, Inc.,
5.650%, 03/01/98	6,460,000	6,876,696
6.750%, 02/15/27	2,853,000	3,585,605
Darden Restaurants, Inc., 6.000%, 08/15/35	2,635,000	2,496,739
Delta Air Lines, Inc.,
2007-1 Class B Pass Through Trust, Series 071B, 8.021%, 08/10/22	7,175,215	8,107,993
2010-1 Class A Pass Through Trust, Series 1A, 6.200%, 07/02/18[4]	2,727,659	2,918,596
Devon Energy Corp.,
3.250%, 05/15/22[4]	5,256,000	4,425,499
5.850%, 12/15/25[4]	8,890,000	8,580,966
Dillard’s, Inc., 7.000%, 12/01/28	225,000	246,914
Embarq Corp., 7.995%, 06/01/36	5,830,000	5,628,515
Enbridge Energy Partners L.P.,
5.875%, 10/15/25	6,145,000	6,196,311
7.375%, 10/15/45	4,595,000	4,644,130

AMG Managers Bond Fund
Schedule of Portfolio Investments (continued)

	Principal Amount†	Value
Industrials - 36.3% (continued)
Enterprise Products Operating LLC,
3.900%, 02/15/24	$6,400,000	$6,468,915
4.050%, 02/15/22	2,219,000	2,310,265
EQT Corp., 6.500%, 04/01/18	35,420,000	36,343,010
ERAC USA Finance LLC,
6.375%, 10/15/17 (a)	4,910,000	5,245,353
6.700%, 06/01/34 (a)	1,250,000	1,542,370
7.000%, 10/15/37 (a)	19,033,000	24,276,211
Foot Locker, Inc., 8.500%, 01/15/22	570,000	676,704
Ford Motor Co., 6.375%, 02/01/29	1,990,000	2,331,872
Ford Motor Credit Co. LLC, GMTN, 4.389%, 01/08/26	68,075,000	72,100,207
General Motors Co.,
5.200%, 04/01/45	1,030,000	968,274
6.750%, 04/01/46	1,730,000	1,966,609
General Motors Financial Co., Inc., 5.250%, 03/01/26	9,680,000	10,124,564
Georgia-Pacific LLC, 5.400%, 11/01/20 (a)	5,175,000	5,781,070
HCA, Inc.,
5.250%, 04/15/25	10,200,000	10,506,000
7.500%, 11/06/33	75,000	80,250
Hewlett Packard Enterprise Co., 6.350%, 10/15/45 (a)	2,243,000	2,204,378
Intel Corp.,
2.950%, 12/15/35 (b)[5]	8,030,000	10,203,119
3.250%, 08/01/39[5]	15,000,000	23,859,375
Intuit, Inc., 5.750%, 03/15/17	3,560,000	3,699,445
INVISTA Finance LLC, 4.250%, 10/15/19 (a)	14,000,000	13,440,000
Kinder Morgan Energy Partners, L.P.,
3.500%, 09/01/23	6,685,000	6,056,516
4.150%, 03/01/22	5,620,000	5,449,068
4.150%, 02/01/24	14,000,000	13,179,292
5.300%, 09/15/20	1,415,000	1,474,080
5.800%, 03/01/21	4,320,000	4,552,952
5.950%, 02/15/18	12,590,000	13,178,532
KLA-Tencor Corp., 5.650%, 11/01/34	4,590,000	4,572,581
Macy’s Retail Holdings, Inc., 4.500%, 12/15/34	170,000	138,039
Marks & Spencer PLC, 7.125%, 12/01/37 (a)	4,725,000	5,581,005
Masco Corp.,
5.850%, 03/15/17	8,150,000	8,526,938
6.500%, 08/15/32	955,000	974,100
7.125%, 03/15/20	8,815,000	10,148,269

AMG Managers Bond Fund
Schedule of Portfolio Investments (continued)

		Principal Amount†	Value
Industrials - 36.3% (continued)
Masco Corp.,
7.750%, 08/01/29		$1,070,000	$1,209,100
MeadWestvaco Corp., 7.550%, 03/01/47[2]		970,000	1,187,150
Methanex Corp., 5.250%, 03/01/22		350,000	330,940
Missouri Pacific Railroad Co., 5.000%, 01/01/45[2]		825,000	788,893
New Albertsons, Inc.,
7.450%, 08/01/29		3,195,000	2,899,462
7.750%, 06/15/26		915,000	855,525
MTN, Series C, 6.625%, 06/01/28		1,015,000	857,675
Newell Rubbermaid, Inc., 4.000%, 12/01/24		3,085,000	3,148,934
NGPL PipeCo LLC, 7.119%, 12/15/17 (a)		6,250,000	6,039,062
Noble Energy, Inc., 3.900%, 11/15/24[4]		3,670,000	3,454,501
ONEOK Partners, L.P.,
4.900%, 03/15/25		39,570,000	37,280,242
6.200%, 09/15/43		245,000	223,043
Owens Corning,
6.500%, 12/01/16		54,000	55,160
7.000%, 12/01/36		9,175,000	10,136,072
Panhandle Eastern Pipe Line Co., L.P.,
6.200%, 11/01/17		5,520,000	5,693,941
7.000%, 06/15/18		26,505,000	28,016,368
Petrobras Global Finance BV, 5.625%, 05/20/43		580,000	377,000
Plains All American Pipeline, L.P. / PAA Finance Corp,
6.125%, 01/15/17		1,770,000	1,828,180
6.500%, 05/01/18[4]		8,975,000	9,353,826
Portugal Telecom International Finance, B.V., EMTN, 4.500%, 06/16/25	EUR	500,000	133,759
The Priceline Group, Inc., 0.900%, 09/15/21[4,5]		11,970,000	12,044,812
PulteGroup, Inc.,
6.000%, 02/15/35		11,585,000	11,266,412
6.375%, 05/15/33		5,135,000	5,237,700
Qwest Capital Funding, Inc.,
6.500%, 11/15/18		620,000	641,700
6.875%, 07/15/28		1,190,000	987,700
7.625%, 08/03/21		2,135,000	2,199,050
Qwest Corp.,
6.875%, 09/15/33		6,161,000	6,007,221
7.250%, 09/15/25		1,185,000	1,295,927
7.250%, 10/15/35		2,165,000	2,136,833
Regency Energy Partners L.P. / Regency Energy Finance Corp., 4.500%, 11/01/23		700,000	617,636
Reliance Holdings USA, Inc., 5.400%, 02/14/22 (a)		3,250,000	3,626,522

AMG Managers Bond Fund
Schedule of Portfolio Investments (continued)

	Principal Amount†	Value
Industrials - 36.3% (continued)
Rowan Cos., Inc., 7.875%, 08/01/19[4]	$4,710,000	$4,396,060
Samsung Electronics Co., Ltd., 7.700%, 10/01/27 (a)	2,640,000	3,367,808
Sealed Air Corp., 5.500%, 09/15/25 (a)	1,580,000	1,657,025
Telecom Italia Capital, S.A.,
6.000%, 09/30/34	5,965,000	5,669,911
6.375%, 11/15/33	4,865,000	4,792,025
Telefonica Emisiones SAU, 4.570%, 04/27/23	900,000	983,281
Telekom Malaysia Bhd, 7.875%, 08/01/25 (a)	250,000	329,413
Texas Eastern Transmission, L.P., 6.000%, 09/15/17 (a)	3,000,000	3,142,206
Time Warner Cable, Inc., 5.500%, 09/01/41	805,000	798,327
The Toro Co., 6.625%, 05/01/37[2]	6,810,000	7,919,438
Transcontinental Gas Pipe Line Co. LLC, 144A, 7.850%, 02/01/26 (a)	15,140,000	17,315,891
Transocean, Inc., 7.375%, 04/15/18	500,000	452,500
UAL 2007-1 Pass Through Trust, Series 071A, 6.636%, 07/02/22	11,042,488	11,567,006
United Airlines 2014-1 Class A Pass Through Trust, Series A, 4.000%, 04/11/26	8,965,383	9,256,758
United States Steel Corp.,
6.650%, 06/01/37[4]	3,595,000	2,013,200
7.000%, 02/01/18[4]	7,310,000	6,579,000
US Airways 2011-1 Class A Pass Through Trust, Series A, 7.125%, 10/22/23[4]	2,899,153	3,350,333
Vale Overseas, Ltd., 6.875%, 11/21/36	3,665,000	2,894,250
Verizon Communications, Inc.,
3.500%, 11/01/24	27,900,000	29,272,959
4.862%, 08/21/46	25,890,000	27,301,549
Verizon New England, Inc., 7.875%, 11/15/29	2,390,000	3,044,239
Verizon Pennsylvania LLC, 6.000%, 12/01/28	530,000	589,111
Viacom, Inc., 4.850%, 12/15/34	1,725,000	1,531,069
Virgin Australia 2013-1A Trust, 5.000%, 10/23/23 (a)	1,166,711	1,190,046
Western Digital Corp., 7.375%, 04/01/23 (a)	5,845,000	5,961,900
Weyerhaeuser Co.,
6.875%, 12/15/33	12,890,000	14,668,498
7.375%, 10/01/19	3,915,000	4,493,124
7.375%, 03/15/32	1,930,000	2,357,414
Total Industrials		886,001,130
Utilities - 5.8%
Abu Dhabi National Energy Co. PJSC, 7.250%, 08/01/18 (a)	21,130,000	23,371,259
Allegheny Energy Supply Co. LLC, 6.750%, 10/15/39 (a)	3,285,000	2,861,343
Bruce Mansfield Unit 1 2007 Pass Through Trust, 6.850%, 06/01/34	8,112,078	7,650,825
DCP Midstream LLC, 6.450%, 11/03/36 (a)	870,000	557,236
EDP Finance, B.V., 4.900%, 10/01/19 (a)	600,000	625,680
Empresa Nacional de Electricidad S.A., 7.875%, 02/01/27	2,900,000	3,625,583

AMG Managers Bond Fund
Schedule of Portfolio Investments (continued)

		Principal Amount†	Value
Utilities - 5.8% (continued)
Enel Finance International N.V.,
5.125%, 10/07/19 (a)		$3,700,000	$4,074,518
6.000%, 10/07/39 (a)		18,382,000	21,574,935
EMTN, 5.750%, 09/14/40	GBP	210,000	372,478
Mackinaw Power LLC, 6.296%, 10/31/23 (a)[2]		4,338,213	4,768,499
Nisource Finance Corp.,
6.125%, 03/01/22		2,020,000	2,370,102
6.400%, 03/15/18		10,302,000	11,171,602
6.800%, 01/15/19		11,625,000	12,996,727
Southwestern Electric Power Co., 6.450%, 01/15/19		39,195,000	43,787,674
Tenaga Nasional Bhd, 7.500%, 11/01/25 (a)		2,000,000	2,563,838
Total Utilities			142,372,299
Total Corporate Bonds and Notes (cost $1,576,914,490)			1,684,697,393
Foreign Government Obligations - 6.6%
Brazilian Government International Bonds,
8.500%, 01/05/24	BRL	6,650,000	1,414,835
10.250%, 01/10/28	BRL	5,750,000	1,255,336
Canadian Government Notes,
0.250%, 05/01/17	CAD	14,775,000	11,340,943
0.750%, 09/01/20	CAD	15,225,000	11,784,590
1.000%, 08/01/16	CAD	5,965,000	4,599,997
2.750%, 09/01/16	CAD	385,000	299,104
European Investment Bank Bonds, 3.000%, 03/10/21[6]	AUD	5,000,000	3,316,856
Iceland Government International Notes, 5.875%, 05/11/22 (a)		5,800,000	6,702,219
Inter-American Development Bank Bonds, EMTN, 6.000%, 12/15/17	NZD	4,215,000	3,074,605
Mexican Bonos Bonds,
Series M, 7.750%, 05/29/31	MXN	49,000,000	3,197,831
Series M, 8.000%, 12/07/23	MXN	122,500,000	8,065,502
Series M 20, 7.500%, 06/03/27	MXN	111,000,000	7,129,560
Series M 20, 8.500%, 05/31/29	MXN	36,000,000	2,493,084
Series M 20, 10.000%, 12/05/24	MXN	761,500,000	56,582,392
New South Wales Treasury Corp. Notes, Series 18, 6.000%, 02/01/18	AUD	19,850,000	16,306,428
New Zealand Government Notes, Series 319, 5.000%, 03/15/19	NZD	14,845,000	11,135,217
Norway Government Bonds,
Series 472, 4.250%, 05/19/17 (a)	NOK	13,230,000	1,666,855
Series 473, 4.500%, 05/22/19 (a)	NOK	18,955,000	2,580,083
Series 474, 3.750%, 05/25/21 (a)	NOK	13,210,000	1,842,551
Province of Alberta Bonds, 5.930%, 09/16/16	CAD	11,847	9,329
Queensland Treasury Corp. Notes, 7.125%, 09/18/17 (a)	NZD	7,500,000	5,524,762
Total Foreign Government Obligations (cost $192,180,625)			160,322,079

AMG Managers Bond Fund
Schedule of Portfolio Investments (continued)

	Principal Amount†	Value
Mortgage-Backed Securities - 1.3%
CDGJ Commercial Mortgage Trust, Series 2014-BXCH, Class C, 2.936%, 12/15/27 (05/15/16) (a)[1]	$8,000,000	$7,766,233
COMM Mortgage Trust,
Series 2014-FL4, Class AR1, 2.137%, 05/13/31 (05/13/16) (a)[1,2]	726,011	714,599
Series 2014-FL5, Class SV2, 2.786%, 10/15/31 (05/15/16) (a)[1,2]	7,703,000	7,685,514
Credit Suisse Commercial Mortgage Trust, Series 2007-C5, Class A4, 5.695%, 09/15/40[3]	1,256,523	1,296,169
Extended Stay America Trust, Series 2013-ESH7, Class C7, 3.902%, 12/05/31 (a)	13,500,000	13,517,766
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD11, Class A4, 5.743%, 06/15/49[3]	80,000	81,835
WFRBS Commercial Mortgage Trust, Series 2011-C3, Class D, 5.620%, 03/15/44 (a)[3]	435,000	460,143
Total Mortgage-Backed Securities (cost $31,233,386)		31,522,259
Municipal Bonds - 1.3%
Buckeye Tobacco Settlement Financing Authority, Series 2007 A-2, 5.875%, 06/01/47	3,975,000	3,745,285
Illinois State General Obligation, Series 2003, 5.100%, 06/01/33	2,880,000	2,693,232
Illinois State General Obligation, 5.520%, 04/01/38	7,300,000	6,781,919
Michigan Tobacco Settlement Finance Authority, Series 2006-A, 7.309%, 06/01/34	2,780,000	2,542,838
Virginia Tobacco Settlement Financing Corp., Series 2007 A-1, 6.706%, 06/01/46	20,630,000	16,589,408
Total Municipal Bonds (cost $36,417,049)		32,352,682
U.S. Government and Agency Obligations - 15.2%
Federal Home Loan Mortgage Corporation - 0.0%#
FHLMC Gold, 5.000%, 12/01/31	29,076	32,253
Federal National Mortgage Association - 0.1%
FNMA,
3.000%, 07/01/27	2,763,175	2,893,420
6.000%, 07/01/29	2,039	2,347
Total Federal National Mortgage Association		2,895,767
U.S. Treasury Obligations - 15.1%
U.S. Treasury Notes,
0.375%, 05/31/16	95,940,000	95,954,967
0.500%, 06/15/16	123,145,000	123,200,292
0.625%, 12/31/16	150,000,000	150,058,650
Total U.S. Treasury Obligations		369,213,909
Total U.S. Government and Agency Obligations (cost $371,923,799)		372,141,929

	Shares
Common Stocks - 0.1%
PPG Industries, Inc. (Materials) (cost $1,019,559)	28,189	3,142,792
Preferred Stocks - 0.7%
Financials - 0.4%
Bank of America Corp., Series 3, 6.375%[4]	20,000	$520,000
Bank of America Corp., Series L, 7.250%[5]	7,808	8,885,504

AMG Managers Bond Fund
Schedule of Portfolio Investments (continued)

	Shares	Value
Financials - 0.4% (continued)
Navient Corp., 6.000%	41,250	$803,138
Total Financials		10,208,642
Industrials - 0.2%
Stanley Black & Decker, Inc., 6.250%[4,5]	37,854	4,268,796
Materials - 0.1%
Alcoa, Inc., Series 1, 5.375%[5]	98,605	3,252,979
Utilities - 0.0%#
Entergy New Orleans, Inc., 4.750%	482	47,236
Entergy New Orleans, Inc., 5.560%	100	9,965
Wisconsin Electric Power Co., 3.600%	3,946	341,290
Total Utilities		398,491
Total Preferred Stocks (cost $17,117,165)		18,128,908

	Principal Amount
Short-Term Investments - 4.3%
Repurchase Agreements - 3.4%[7]
Bank of Nova Scotia, dated 03/31/16, due 04/01/16, 0.320%, total to be received $18,388,429 (collateralized by various U.S. Government Agency Obligations, 0.125% - 4.500%, 04/15/17 - 03/01/46, totaling $18,755,866)	$18,387,939	18,387,939
Cantor Fitzgerald Securities, Inc., dated 03/31/16, due 04/01/16, 0.350%, total to be received $19,474,124 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.500%, 04/25/16 - 01/20/66, totaling $19,863,027)	19,473,556	19,473,556
Citigroup Global Markets Inc., dated 03/31/16, due 04/01/16, 0.330%, total to be received $19,474,092 (collateralized by various U.S. Government Agency Obligations, 0.000% - 11.500%, 04/01/16 - 02/20/61, totaling $19,863,027)	19,473,556	19,473,556
Nomura Securities International Inc., dated 03/31/16, due 04/01/16, 0.330%, total to be received $19,474,092 (collateralized by various U.S. Government Agency Obligations, 0.000% - 9.500%, 01/01/17 - 01/20/66, totaling $19,863,027)	19,473,556	19,473,556
State of Wisconsin Investment Board, dated 03/31/16, due 04/01/16, 0.380%, total to be received $5,184,467 (collateralized by various U.S. Government Agency Obligations, 0.125% - 2.500%, 04/15/18 - 01/15/29, totaling $5,298,470)	5,184,303	5,184,303
Total Repurchase Agreements		81,992,910

	Shares
Other Investment Companies - 0.9%[8]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.38%	22,681,511	22,681,511
Total Short-Term Investments (cost $104,674,421)		104,674,421
Total Investments - 103.0% (cost $2,440,590,446)		2,516,002,777
Other Assets, less Liabilities - (3.0)%		(73,240,023)
Net Assets - 100.0%		$2,442,762,754

AMG Managers Global Income Opportunity Fund
Schedule of Portfolio Investments (unaudited)
March 31, 2016

		Principal Amount†	Value
Asset-Backed Securities - 1.0%
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class A, 2.630%, 12/20/21 (a)		$155,000	$154,065
Trinity Rail Leasing, LLC, Series 2010-1A, Class A, 5.194%, 10/16/40 (a)		79,105	76,929
Total Asset-Backed Securities (cost $234,083)			230,994
Corporate Bonds and Notes - 61.2%
Financials - 18.6%
Alfa, SAB de CV, 5.250%, 03/25/24 (a)[4]		200,000	210,000
Ally Financial, Inc., 3.500%, 01/27/19		135,000	132,975
AXA SA, 7.125%, 12/15/20	GBP	50,000	85,338
Banco Latinoamericano de Comercio Exterior, S.A., 3.250%, 05/07/20 (a)[4]		150,000	149,250
Bank of America Corp., MTN, 4.200%, 08/26/24		130,000	132,378
Barclays PLC, 3.650%, 03/16/25		200,000	187,532
Braskem Finance, Ltd., 5.750%, 04/15/21 (a)		200,000	190,540
CIMPOR Financial Operations BV, 5.750%, 07/17/24 (a)		210,000	152,250
Citigroup, Inc.,
4.000%, 08/05/24		45,000	45,409
4.400%, 06/10/25		30,000	30,591
Credit Agricole, S.A., 7.500%, 04/29/49[3,9]	GBP	100,000	126,149
Crown Castle Towers LLC, 6.113%, 01/15/20 (a)		100,000	110,334
General Motors Financial Co., Inc.,
3.450%, 04/10/22		135,000	132,552
4.000%, 01/15/25		120,000	116,545
HCP, Inc., 3.400%, 02/01/25		65,000	59,812
HSBC Holdings PLC, EMTN, 5.750%, 12/20/27	GBP	55,000	86,626
International Bank for Reconstruction & Development, MTN, 2.500%, 03/12/20	AUD	160,000	122,256
JPMorgan Chase & Co., 3.875%, 02/01/24		75,000	79,912
Lloyds Banking Group PLC, 4.500%, 11/04/24[4]		200,000	200,932
Old Republic International Corp., 4.875%, 10/01/24		100,000	104,020
Royal Bank of Scotland Group PLC, 7.500%, 12/29/49[3,9]		200,000	186,000
Santander Holdings USA, Inc., 2.650%, 04/17/20		215,000	212,612
Societe Generale, S.A.,
4.250%, 04/14/25 (a)[4,9]		240,000	231,035
6.750%, 04/07/49[3]	EUR	105,000	116,195
SUAM Finance BV, 4.875%, 04/17/24 (a)		120,000	121,080
Turkiye Halk Bankasi A.S., 4.750%, 02/11/21 (a)		200,000	193,280
UniCredit S.P.A., EMTN, 6.950%, 10/31/22	EUR	150,000	192,093
Unifin Financiera SAPI de CV SOFOM ENR, 6.250%, 07/22/19 (a)		200,000	191,000
Yapi ve Kredi Bankasi A.S., 5.250%, 12/03/18 (a)		200,000	206,372
Total Financials			4,105,068

AMG Managers Global Income Opportunity Fund
Schedule of Portfolio Investments (continued)

		Principal Amount†	Value
Industrials - 38.2%
Air Canada, 7.625%, 10/01/19 (a)	CAD	$110,000	$88,932
Air Canada 2015-2 Class A Pass Through Trust, 4.125%, 12/15/27 (a)		85,000	85,000
Albemarle Corp., 3.000%, 12/01/19		81,000	81,485
America Movil SAB de CV, 6.450%, 12/05/22	MXN	4,000,000	220,453
Anadarko Petroleum Corp., 3.450%, 07/15/24[4]		200,000	178,105
Anheuser-Busch InBev Finance, Inc., 3.300%, 02/01/23		80,000	83,170
Anthem, Inc., 3.500%, 08/15/24		90,000	91,087
Arcelik A.S., 5.000%, 04/03/23 (a)		200,000	189,608
ArcelorMittal, 7.750%, 03/01/41 (b)		120,000	102,600
AT&T, Inc., 4.750%, 05/15/46		113,000	110,227
Autoridad del Canal de Panama, 4.950%, 07/29/35 (a)		200,000	210,000
Bharti Airtel International Netherlands BV, 5.350%, 05/20/24 (a)		265,000	285,242
BRF, S.A., 7.750%, 05/22/18 (a)	BRL	300,000	69,250
British Telecommunications PLC, 5.750%, 12/07/28	GBP	100,000	182,178
Cemex SAB de CV, 5.700%, 01/11/25 (a)[4]		200,000	185,400
Cigna Corp., 3.250%, 04/15/25		65,000	64,820
Colombia Telecomunicaciones, S.A. ESP, 5.375%, 09/27/22 (a)		200,000	181,520
Continental Resources, Inc., 3.800%, 06/01/24[4]		110,000	86,900
Corp. Nacional del Cobre de Chile, 4.500%, 09/16/25 (a)[4]		245,000	249,702
Delta Air Lines 2015-1 Class B Pass Through Trust, Series 15-1, 4.250%, 07/30/23		67,799	66,443
Ecopetrol, S.A.,
4.125%, 01/16/25		165,000	140,662
5.875%, 05/28/45		135,000	106,272
Embraer Netherlands Finance BV, 5.050%, 06/15/25		90,000	79,088
Energy Transfer Partners, L.P., 4.050%, 03/15/25		210,000	184,817
ERAC USA Finance LLC, 2.800%, 11/01/18 (a)		130,000	131,997
FedEx Corp., 4.000%, 01/15/24[4]		180,000	194,923
Freeport-McMoRan, Inc.,
4.550%, 11/14/24		120,000	81,900
5.450%, 03/15/43		205,000	125,562
General Electric Co., Series D, 5.000%, 12/29/49[3,9]		246,000	253,380
Glencore Finance Canada, Ltd., 5.550%, 10/25/42 (a), (b)		235,000	180,950
Intel Corp., 3.700%, 07/29/25		100,000	109,533
INVISTA Finance LLC, 4.250%, 10/15/19 (a)		130,000	124,800
Israel Chemicals, Ltd., 4.500%, 12/02/24 (a)		125,000	124,781
Kinder Morgan Energy Partners L.P., 4.250%, 09/01/24		220,000	208,341
Kinder Morgan, Inc., 4.300%, 06/01/25[4]		85,000	80,851
Methanex Corp., 3.250%, 12/15/19		236,000	219,604
Millicom International Cellular, S.A., 4.750%, 05/22/20 (a)		200,000	190,500

AMG Managers Global Income Opportunity Fund
Schedule of Portfolio Investments (continued)

		Principal Amount†	Value
Industrials - 38.2% (continued)
MTN Mauritius Investments, Ltd., 4.755%, 11/11/24 (a)		$200,000	$180,040
OCP, S.A., 4.500%, 10/22/25 (a)		215,000	206,024
Parker-Hannifin Corp., MTN, 3.300%, 11/21/24		260,000	273,517
Petrobras Global Finance BV,
5.750%, 01/20/20		160,000	139,000
6.850%, 06/05/15		245,000	170,888
Philippine Long Distance Telephone Co., EMTN, 8.350%, 03/06/17		75,000	79,125
SoftBank Group Corp., 4.500%, 04/15/20 (a)		200,000	202,750
Solvay Finance America LLC, 3.400%, 12/03/20 (a)		200,000	203,322
Southern Copper Corp., 3.875%, 04/23/25[4]		130,000	124,660
Telecom Italia Capital, S.A., 6.375%, 11/15/33		45,000	44,325
Telstra Corp., Ltd., 3.125%, 04/07/25 (a)		245,000	246,702
Transocean, Inc., 4.300%, 10/15/22 (b)		40,000	22,100
Tupy Overseas, S.A., 6.625%, 07/17/24 (a)		200,000	186,000
Union Andina de Cementos SAA, 5.875%, 10/30/21 (a)		250,000	250,625
Vale Overseas, Ltd., 6.875%, 11/21/36		55,000	43,434
Vale, S.A., 5.625%, 09/11/42		185,000	130,425
Verizon Communications, Inc., 5.050%, 03/15/34		150,000	162,579
Wind Acquisition Finance, S.A., 7.375%, 04/23/21 (a)		205,000	185,525
YPF, S.A., 8.750%, 04/04/24 (a)[4]		245,000	242,550
Total Industrials			8,443,674
Utilities - 4.4%
EDP Finance BV, 4.125%, 01/15/20 (a)		200,000	200,280
Emgesa, S.A. ESP, 8.750%, 01/25/21 (a)	COP	320,000,000	102,249
Empresas Publicas de Medellin ESP, 8.375%, 02/01/21 (a)	COP	390,000,000	123,736
Gas Natural Fenosa Finance BV, 3.375%, 12/29/49[3,9]	EUR	100,000	102,388
Petroleos Mexicanos, Series 14-2, 7.470%, 11/12/26	MXN	3,800,000	184,995
Transelec, S.A., 4.250%, 01/14/25 (a)		260,000	257,997
Total Utilities			971,645
Total Corporate Bonds and Notes (cost $14,362,735)			13,520,387
Foreign Government Obligations - 31.8%
Brazil Notas do Tesouro Nacional Serie F, Notes, 10.000%, 01/01/19	BRL	500,000	132,301
Corp. Andina de Fomento, Notes, 4.375%, 06/15/22		280,000	307,625
Dominican Republic International, Bonds, 8.625%, 04/20/27 (a)		100,000	112,500
Export Credit Bank of Turkey, 5.000%, 09/23/21 (a)		200,000	201,027
Export-Import Bank of Korea, EMTN, 3.000%, 05/22/18 (a)	NOK	1,000,000	124,476
Hungary Government International, Notes, 5.375%, 03/25/24		140,000	156,790
Iceland Government International, Notes, 5.875%, 05/11/22 (a)		145,000	167,555

AMG Managers Global Income Opportunity Fund
Schedule of Portfolio Investments (continued)

		Principal Amount†	Value
Foreign Government Obligations - 31.8% (continued)
Indonesia Government International Bond, 4.750%, 01/08/26 (a)		$200,000	$209,821
Indonesia Treasury Bond, Series FR69, 7.875%, 04/15/19	IDR	4,700,000,000	357,395
Italy Buoni Poliennali Del Tesoro,
Bonds, 1.500%, 06/01/25	EUR	95,000	111,505
Bonds, 4.750%, 08/01/23 (a)	EUR	500,000	728,482
Bonds, 5.000%, 03/01/22	EUR	450,000	644,201
Korea Treasury, Notes, Series 1709, 2.750%, 09/10/17	KRW	475,000,000	422,855
Mexican Bonos, Bonds, Series M, 6.500%, 06/10/21	MXN	16,950,000	1,030,290
New South Wales Treasury Corp., Bonds, Series 22, 6.000%, 03/01/22	AUD	300,000	276,973
New Zealand Government, Bonds, Series 423, 5.500%, 04/15/23	NZD	1,180,000	975,059
Poland Government, Bonds, Series 1023, 4.000%, 10/25/23	PLN	2,310,000	681,648
Russian Federal Bond - OFZ, Series 5081, 6.200%, 01/31/18	RUB	12,500,000	176,647
Spain Government Bond, 1.600%, 04/30/25 (a)	EUR	95,000	110,984
U.K. Gilt, Bonds, 4.000%, 03/07/22	GBP	50,000	84,820
Total Foreign Government Obligations (cost $7,622,272)			7,012,954
Mortgage-Backed Securities - 0.9%
Institutional Mortgage Securities Canada, Inc., Series 2014-5A, Class A2, 2.616%, 07/12/47 (a)	CAD	155,000	119,323
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A5, 5.342%, 12/15/43		75,000	76,585
Total Mortgage-Backed Securities (cost $223,719)			195,908
Short-Term Investments - 48.9%
Repurchase Agreements - 7.1%[7]
Cantor Fitzgerald Securities, dated 03/31/16, due 04/1/16, 0.350%, total to be received $1,000,010 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.500%, 04/25/16 -01/20/66, totaling $1,020,000)		1,000,000	1,000,000
Nomura Securities International Inc, dated 03/31/16, due 04/1/16, 0.330%, total to be received $574,217 (collateralized by various U.S. Government Agency Obligations, 0.000% - 9.500%, 01/01/17 -01/20/66, totaling $585,696)		574,212	574,212
Total Repurchase Agreements			1,574,212

		Shares
Other Investment Companies - 41.8%[8]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.38%		9,217,355	9,217,355
Total Short-Term Investments (cost $10,791,567)			10,791,567
Total Investments - 143.8% (cost $33,234,376)			31,751,810
Other Assets, less Liabilities - (43.8)%			(9,669,080)
Net Assets - 100.0%			$22,082,730

AMG Managers Special Equity Fund
Schedule of Portfolio Investments (unaudited)
March 31, 2016

	Shares	Value
Common Stocks - 97.7%
Consumer Discretionary - 19.9%
2U, Inc.*,[4]	12,510	$282,726
American Axle & Manufacturing Holdings, Inc.*	73,726	1,134,643
American Eagle Outfitters, Inc.	28,776	479,696
Big Lots, Inc.	8,234	372,918
Boyd Gaming Corp.*	54,781	1,131,775
Bright Horizons Family Solutions, Inc.*	8,554	554,128
Burlington Stores, Inc.*	9,350	525,844
Capella Education Co.	3,925	206,612
Carter’s, Inc.	3,116	328,364
The Cheesecake Factory, Inc.	8,055	427,640
Chico’s FAS, Inc.	40,539	537,953
The Children’s Place, Inc.	9,049	755,320
Cooper Tire & Rubber Co.	10,000	370,200
Cooper-Standard Holding, Inc.*	1,300	93,392
Cracker Barrel Old Country Store, Inc.[4]	3,200	488,544
Dana Holding Corp.[4]	54,290	764,946
Dave & Buster’s Entertainment, Inc.*	451	17,490
Denny’s Corp.*	31,800	329,448
Diamond Resorts International, Inc.*	23,002	558,949
Dorman Products, Inc.*	15,570	847,319
Drew Industries, Inc.	14,391	927,644
Express, Inc.*	31,486	674,115
Five Below, Inc.*,[4]	9,421	389,464
G-III Apparel Group, Ltd.*	45,915	2,244,784
Iconix Brand Group, Inc.*	12,487	100,520
IMAX Corp.*	10,250	318,672
iRobot Corp.*	7,126	251,548
Isle of Capri Casinos, Inc.*	43,379	607,306
Libbey, Inc.	52,923	984,368
Liberty TripAdvisor Holdings, Inc., Class A*	11,202	248,236
Marriott Vacations Worldwide Corp.	2,300	155,250
Monro Muffler Brake, Inc.	25,840	1,846,785
Motorcar Parts of America, Inc.*	16,211	615,694
Outerwall, Inc.	30,459	1,126,678
Panera Bread Co., Class A*	3,809	780,197
Pier 1 Imports, Inc.	124,729	874,350
Pinnacle Entertainment, Inc.*	18,183	638,223
Pool Corp.	7,738	678,932
Popeyes Louisiana Kitchen, Inc.*	37,720	1,963,703

	Shares	Value
Scientific Games Corp., Class A*,4	38,733	$365,252
Select Comfort Corp.*	6,815	132,143
Sinclair Broadcast Group, Inc., Class A	16,408	504,546
Skechers U.S.A., Inc., Class A*	6,139	186,933
Smith & Wesson Holding Corp.*	26,558	706,974
Sonic Corp.	88,275	3,103,749
Steven Madden, Ltd.*	57,170	2,117,577
Strayer Education, Inc.*	6,800	331,500
Sturm Ruger & Co., Inc.	6,300	430,794
Tenneco, Inc.*	5,900	303,909
Texas Roadhouse, Inc.	12,694	553,205
Tower International, Inc.	16,000	435,200
Tupperware Brands Corp.	7,251	420,413
Vail Resorts, Inc.	6,021	805,008
Vince Holding Corp.*,4	29,303	185,488
Vista Outdoor, Inc.*	9,047	469,630
Wayfair, Inc., Class A*,4	11,400	492,708
Weight Watchers International, Inc.*	38,302	556,528
Total Consumer Discretionary		37,735,933
Consumer Staples - 4.8%
B&G Foods, Inc.	32,440	1,129,236
Blue Buffalo Pet Products, Inc.*	20,944	537,423
Calavo Growers, Inc.	29,394	1,677,222
Cal-Maine Foods, Inc.[4]	2,915	151,318
Dean Foods Co.[4]	55,328	958,281
Inter Parfums, Inc.	7,347	227,022
J&J Snack Foods Corp.	14,125	1,529,455
Medifast, Inc.	27,262	823,040
Performance Food Group Co.*,4	17,709	413,505
Pilgrim’s Pride Corp.*,4	6,032	153,213
TreeHouse Foods, Inc.*	15,215	1,319,901
USANA Health Sciences, Inc.*	1,920	233,126
Total Consumer Staples		9,152,742
Energy - 2.2%
Abraxas Petroleum Corp.*	72,100	72,821
Callon Petroleum Co.*	89,893	795,553
GasLog, Ltd.	17,099	166,544
Gulf Island Fabrication, Inc.	9,000	70,650
Matador Resources Co.*	37,180	704,933
Memorial Resource Development Corp.*	73,110	744,260
PDC Energy, Inc.*	13,000	772,850

AMG Managers Special Equity Fund
Schedule of Portfolio Investments (continued)

	Shares	Value
Energy - 2.2% (continued)
Pioneer Energy Services Corp.*	71,419	$157,122
REX American Resources Corp.*	6,340	351,680
Tsakos Energy Navigation, Ltd.	14,700	90,846
Western Refining, Inc.	8,546	248,603
Total Energy		4,175,862
Financials - 9.5%
AmTrust Financial Services, Inc.	14,282	369,618
BancorpSouth, Inc.	32,860	700,247
Bank of the Ozarks, Inc.	3,888	163,179
BofI Holding, Inc.*,4	29,897	638,002
Cash America International, Inc.	1,261	48,725
CBOE Holdings, Inc.	6,041	394,659
Cohen & Steers, Inc.	5,800	225,736
CoreSite Realty Corp.	4,410	308,744
CubeSmart	11,760	391,608
Employers Holdings, Inc.	4,300	121,002
Encore Capital Group, Inc.*	12,932	332,870
Heritage Insurance Holdings, Inc.	18,134	289,600
HFF, Inc., Class A	4,800	132,144
Home BancShares, Inc.	9,500	389,025
MarketAxess Holdings, Inc.	27,040	3,375,403
Morningstar, Inc.	4,343	383,357
The Navigators Group, Inc.*	1,160	97,289
Pinnacle Financial Partners, Inc.	40,190	1,971,721
PRA Group, Inc.*,4	30,746	903,625
PrivateBancorp, Inc.	67,087	2,589,558
South State Corp.	24,490	1,572,993
Sovran Self Storage, Inc.	3,220	379,799
Texas Capital Bancshares, Inc.*	13,211	507,038
Universal Insurance Holdings, Inc.	33,680	599,504
Western Alliance Bancorp*	11,981	399,926
WisdomTree Investments, Inc.[4]	7,167	81,919
World Acceptance Corp.*	11,205	424,894
WSFS Financial Corp.	7,200	234,144
Total Financials		18,026,329
Health Care - 22.2%
ABIOMED, Inc.*	11,852	1,123,688
ACADIA Pharmaceuticals, Inc.*,4	3,314	92,659
Aceto Corp.	54,234	1,277,753
Achillion Pharmaceuticals, Inc.*	4,000	30,880

	Shares	Value
Acorda Therapeutics, Inc.*	1,300	$34,385
Agios Pharmaceuticals, Inc.*,4	2,994	121,556
Align Technology, Inc.*	8,675	630,586
Amedisys, Inc.*	15,943	770,685
AMN Healthcare Services, Inc.*	11,003	369,811
Amphastar Pharmaceuticals, Inc.*	15,900	190,800
Anacor Pharmaceuticals, Inc.*	1,300	69,485
Anika Therapeutics, Inc.*	22,054	986,255
athenahealth, Inc.*	1,241	172,226
Bruker Corp.	15,119	423,332
Cambrex Corp.*	62,580	2,753,520
Cantel Medical Corp.	20,870	1,489,283
Cardiovascular Systems, Inc.*	62,245	645,481
Cepheid, Inc.*	2,400	80,064
Charles River Laboratories International, Inc.*	4,246	322,441
Chemed Corp.	5,303	718,291
Computer Programs & Systems, Inc.	1,800	93,816
Cross Country Healthcare, Inc.*	46,142	536,631
Eagle Pharmaceuticals, Inc.*,4	19,020	770,310
The Ensign Group, Inc.	18,600	421,104
Exelixis, Inc.*	7,800	31,200
FibroGen, Inc.*	1,600	34,064
Geron Corp.*	76,924	224,618
Glaukos Corp.*	6,188	104,330
Halozyme Therapeutics, Inc.*,4	4,200	39,774
HMS Holdings Corp.*	5,841	83,818
ICON PLC*	34,954	2,625,045
ICU Medical, Inc.*	6,639	691,120
IDEXX Laboratories, Inc.*	8,021	628,205
INC Research Holdings, Inc., Class A*	9,000	370,890
Innoviva, Inc.[4]	32,139	404,630
Inogen, Inc.*	9,117	410,083
Insys Therapeutics, Inc.*,4	46,660	746,093
Integra LifeSciences Holdings Corp.*	5,035	339,158
Invacare Corp.	4,665	61,438
Ironwood Pharmaceuticals, Inc.*	4,300	47,042
Juno Therapeutics, Inc.*	2,621	99,834
Kite Pharma, Inc.*	1,000	45,910
Ligand Pharmaceuticals, Inc.*	500	53,545
Masimo Corp.*	16,036	670,946
Medidata Solutions, Inc.*	35,450	1,372,269

AMG Managers Special Equity Fund
Schedule of Portfolio Investments (continued)

	Shares	Value
Health Care - 22.2% (continued)
Molina Healthcare, Inc.*	6,100	$393,389
Myriad Genetics, Inc.*	2,200	82,346
Natus Medical, Inc.*	8,170	313,973
Neogen Corp.*	26,570	1,337,799
Neurocrine Biosciences, Inc.*	2,600	102,830
Nevro Corp.*,4	5,489	308,811
Novavax, Inc.*	8,500	43,860
NxStage Medical, Inc.*	12,176	182,518
Ophthotech Corp.*	800	33,816
Pacific Biosciences of California, Inc.*	36,710	312,035
PAREXEL International Corp.*	7,530	472,357
PDL BioPharma, Inc.	106,678	355,238
Penumbra, Inc.*	6,407	294,722
Portola Pharmaceuticals, Inc.*	1,500	30,600
PRA Health Sciences, Inc.*	57,354	2,452,457
Press Ganey Holdings, Inc.*	13,610	409,389
Prestige Brands Holdings, Inc.*	54,472	2,908,260
Prothena Corp. PLC*	1,100	45,276
The Providence Service Corp.*	23,091	1,179,257
Quality Systems, Inc.	23,900	364,236
Radius Health, Inc.*,4	1,000	31,440
Repligen Corp.*	49,186	1,319,169
Sage Therapeutics, Inc.*,4	5,379	172,451
Sarepta Therapeutics, Inc.*	11,125	217,160
Spark Therapeutics, Inc.*	3,435	101,367
STERIS PLC	6,465	459,338
Supernus Pharmaceuticals, Inc.*	147,440	2,248,460
Surgical Care Affiliates, Inc.*	8,700	402,636
Team Health Holdings, Inc.*	4,372	182,793
Teligent, Inc.*	85,198	417,470
U.S. Physical Therapy, Inc.	5,780	287,439
Ultragenyx Pharmaceutical, Inc.*	3,319	210,126
Vascular Solutions, Inc.*	4,032	131,161
VCA, Inc.*	6,050	349,024
Veeva Systems, Inc., Class A*,4	12,456	311,898
West Pharmaceutical Services, Inc.	2,771	192,086
Zeltiq Aesthetics, Inc.*	11,293	306,718
Total Health Care		42,172,959
Industrials - 13.6%
AAON, Inc.	29,200	817,600

	Shares	Value
Advanced Drainage Systems, Inc.	37,019	$788,505
Alaska Air Group, Inc.	1,542	126,475
Allegiant Travel Co.	1,228	218,658
American Woodmark Corp.*	6,100	454,999
Beacon Roofing Supply, Inc.*	8,154	334,396
Builders FirstSource, Inc.*	13,468	151,784
Comfort Systems USA, Inc.	21,788	692,205
Deluxe Corp.	19,650	1,227,928
Douglas Dynamics, Inc.	17,900	410,089
Dycom Industries, Inc.*,4	7,288	471,315
Essendant, Inc.	9,456	301,930
Graco, Inc.	4,005	336,260
The Greenbrier Cos., Inc.[4]	12,762	352,742
Hawaiian Holdings, Inc.*	29,476	1,390,972
Healthcare Services Group, Inc.	10,239	376,898
HEICO Corp.[4]	6,688	402,149
Heidrick & Struggles International, Inc.	12,200	289,140
Interface, Inc.	22,578	418,596
Kadant, Inc.	8,200	370,312
Kaman Corp.[4]	1,600	68,304
Knight Transportation, Inc.	63,400	1,657,910
Knoll, Inc.	32,448	702,499
Meritor, Inc.*	95,320	768,279
MSC Industrial Direct Co., Inc., Class A	5,771	440,385
Nordson Corp.	5,570	423,543
Proto Labs, Inc.*,4	20,654	1,592,217
RBC Bearings, Inc.*	6,261	458,681
Saia, Inc.*	33,288	937,057
Swift Transportation Co.*	24,638	459,006
The Toro Co.	6,481	558,144
TransUnion*	19,382	535,137
Trex Co., Inc.*,4	28,100	1,346,833
Vectrus, Inc.*	7,000	159,250
Virgin America, Inc.*,4	10,100	389,456
Wabash National Corp.*	99,201	1,309,453
WageWorks, Inc.*	62,042	3,139,946
Watsco, Inc.	2,483	334,559
West Corp.	24,136	550,784
Total Industrials		25,764,396
Information Technology - 22.8%
Advanced Energy Industries, Inc.*	13,500	469,665

AMG Managers Special Equity Fund
Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 22.8% (continued)
Arista Networks, Inc.*	2,399	$151,377
Aspen Technology, Inc.*	10,220	369,249
Atlassian Corp. PLC, Class A*	9,300	233,895
Barracuda Networks, Inc.*	48,273	743,404
Belden, Inc.	19,803	1,215,508
Benefitfocus, Inc.*	10,861	362,214
BroadSoft, Inc.*	22,967	926,718
Callidus Software, Inc.*	55,270	921,904
Cavium, Inc.*	3,733	228,310
CEVA, Inc.*	11,371	255,847
Cimpress N.V.*	6,216	563,729
Cirrus Logic, Inc.*	21,162	770,508
Coherent, Inc.*	5,172	475,307
Cray, Inc.*	33,042	1,384,790
Cree, Inc.*,4	14,017	407,895
Criteo, S.A., Sponsored ADR*	10,844	449,158
CSG Systems International, Inc.	11,600	523,856
CSRA, Inc.	13,662	367,508
DHI Group, Inc.*	25,700	207,399
EarthLink Holdings Corp.	59,700	338,499
Ellie Mae, Inc.*	38,891	3,525,080
EPAM Systems, Inc.*	3,832	286,135
Euronet Worldwide, Inc.*	6,190	458,741
Extreme Networks, Inc.*	117,100	364,181
Fair Isaac Corp.	4,764	505,413
FEI Co.	4,459	396,896
Fleetmatics Group PLC*	8,674	353,118
FLIR Systems, Inc.	12,245	403,473
Gigamon, Inc.*	17,717	549,581
GoDaddy, Inc., Class A*	13,335	431,121
GrubHub, Inc.*,4	9,233	232,025
The Hackett Group, Inc.	9,400	142,128
HubSpot, Inc.*	4,727	206,192
Infinera Corp.*,4	4,221	67,789
Inphi Corp.*	271	9,035
IPG Photonics Corp.*	3,708	356,265
Ixia*	82,189	1,024,075
j2 Global, Inc.[4]	10,903	671,407
Littelfuse, Inc.	1,400	172,354
LogMeln, Inc.*	18,720	944,611

	Shares	Value
Luxoft Holding, Inc.*	12,485	$687,050
Manhattan Associates, Inc.*	14,653	833,316
Materialise N.V., ADR*,2	12,351	93,868
MAXIMUS, Inc.	46,470	2,446,181
MaxLinear, Inc., Class A*	360	6,660
Mellanox Technologies, Ltd.*	10,033	545,093
Methode Electronics, Inc.	9,300	271,932
Microsemi Corp.*	13,453	515,384
MicroStrategy, Inc., Class A*	3,324	597,389
Monolithic Power Systems, Inc.	5,645	359,248
NeuStar, Inc., Class A*	39,958	982,967
Paycom Software, Inc.*	7,874	280,314
Paylocity Holding Corp.*,4	8,247	270,007
Polycom, Inc.*	36,346	405,258
Qualys, Inc.*	38,040	962,792
RealPage, Inc.*	27,202	566,890
The Rubicon Project, Inc.*	21,082	385,379
Ruckus Wireless, Inc.*	93,790	920,080
Shopify, Inc., Class A*	7,586	214,001
Silicon Laboratories, Inc.*	31,331	1,408,642
SPS Commerce, Inc.*	19,700	845,918
Square, Inc., Class A*,4	17,952	274,307
Stamps.com, Inc.*	5,384	572,212
SunPower Corp.*	18,861	421,355
Sykes Enterprises, Inc.*	15,590	470,506
Synaptics, Inc.*	4,079	325,259
Take-Two Interactive Software, Inc.*	25,954	977,687
Tessera Technologies, Inc.	17,884	554,404
Trimble Navigation, Ltd.*	13,122	325,426
The Ultimate Software Group, Inc.*	1,777	343,849
Universal Display Corp.*	6,258	338,558
ViaSat, Inc.*,4	758	55,698
Web.com Group, Inc.*	35,868	710,904
WebMD Health Corp.*	19,797	1,239,886
Xcerra Corp.*	38,200	249,064
XO Group, Inc.*	15,700	251,985
Zendesk, Inc.*,4	10,758	225,165
Total Information Technology		43,400,994
Materials - 1.3%
Chemtura Corp.*	4,800	126,720
Innospec, Inc.	5,900	255,824

AMG Managers Special Equity Fund
Schedule of Portfolio Investments (continued)

	Shares	Value
Materials - 1.3% (continued)
Minerals Technologies, Inc.	6,476	$368,161
The Scotts Miracle-Gro Co., Class A	6,006	437,057
Trinseo, S.A.*	29,537	1,087,257
Worthington Industries, Inc.	4,112	146,552
Total Materials		2,421,571
Telecommunication Services - 1.0%
Cogent Communications Holdings, Inc.	46,721	1,823,521
Utilities - 0.4%
Aqua America, Inc.	3,273	104,147
ITC Holdings Corp.	6,917	301,374
New Jersey Resources Corp.	3,005	109,472
ONE Gas, Inc.	4,510	275,561
Total Utilities		790,554
Total Common Stocks (cost $162,269,033)		185,464,861

Rights - 0.0%#
DYAX Corp. (Health Care)*	4,700	47
Vince Holdings Corp. (Consumer Discretionary), Expires 04/14/16*,4	52,566	13,922
Total Rights (cost $0)		13,969

Warrants - 0.0%#
HealthSouth Corp. (Health Care), 01/17/17* (cost $13,215)	6,007	12,314

	Principal Amount	Value

Short-Term Investments -7.6%
Repurchase Agreements - 4.8%[7]
Cantor Fitzgerald Securities, dated 03/31/16, due 04/01/16, 0.350%, total to be received $2,162,676 (collateralized by various U.S. Government Obligations, 0.000% - 10.500%, 04/25/16 - 01/20/66, totaling $2,205,908)	$2,162,655	$2,162,655
Citigroup Global Markets, Inc., dated 03/31/16, due 04/01/16, 0.330%, total to be received $2,162,675 (collateralized by various U.S. Government Agency Obligations, 0.000% - 11.500%, 04/01/16 - 02/20/61, totaling $2,205,908)	2,162,655	2,162,655
Daiwa Capital Markets America, dated 03/31/16, due 04/01/16, 0.360%, total to be received $455,223 (collateralized by various U.S. Government Agency Obligations, 0.000% - 9.000%, 05/31/16 - 09/09/49, totaling $464,322)	455,218	455,218
Mitsubishi Securities USA Inc., dated 03/31/16, due 04/01/16, 0.320%, total to be received $2,162,674 (collateralized by various U.S. Government Agency Obligations, 0.875% - 6.000%, 03/31/18 - 08/01/48, totaling $2,205,911)	2,162,655	2,162,655
Nomura Securities International, Inc., dated 03/31/16, due 04/01/16, 0.330%, total to be received $2,162,675 (collateralized by various U.S. Government Agency Obligations, 0.000% - 9.500%, 01/01/17 - 01/20/66 totaling $2,205,908)	2,162,655	2,162,655
Total Repurchase Agreements		9,105,838

	Shares
Other Investment Companies - 2.8%[8]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.38%	5,372,978	5,372,979
Total Short-Term Investments (cost $14,478,817)		14,478,817
Total Investments - 105.3% (cost $176,761,065)		199,969,961
Other Assets, less Liabilities - (5.3)%		(10,010,923)
Net Assets - 100.0%		$189,959,038

19

Notes to Schedules of Portfolio Investments (unaudited)

The following footnotes should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At March 31, 2016, the approximate cost of investments and the aggregate gross unrealized appreciation and depreciation for federal income tax purposes were as follows:

Fund	Cost	Appreciation	Depreciation	Net
AMG Managers Bond Fund	$2,448,399,804	$116,392,249	$(48,789,276)	$67,602,973
AMG Managers Global Income Opportunity Fund	33,234,209	970,186	(2,461,585)	(1,491,399)
AMG Managers Special Equity Fund	178,925,892	30,588,857	(9,544,788)	21,044,069

*	Non-income producing security.
†	Principal amount stated in U.S. dollars unless otherwise stated.
#	Rounds to less than 0.1%.

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At March 31, 2016, the value of these securities amounted to the following:

Fund	Market Value	% of Net Assets
AMG Managers Bond Fund	$400,835,018	16.4%
AMG Managers Global Income Opportunity Fund	8,645,785	39.2%

(b)	Step Bond: A debt instrument with either deferred interest payments or an interest rate that resets at specific times during its term.

[1]	Floating Rate Security: The rate listed is as of March 31, 2016. Date in parentheses represents the security’s next coupon rate reset.
[2]	Illiquid Security: A security not readily convertible into cash such as a stock, bond or commodity that is not actively traded and would be difficult to sell in a timely sale. The Funds may not invest more than 15% of their net assets in illiquid securities. All illiquid securities are valued by an independent pricing agent or broker. The market value of illiquid securities at March 31, 2016, amounted to the following:

Fund	Market Value	% of Net Assets
AMG Managers Bond Fund	$62,989,051	2.6%
AMG Managers Special Equity Fund	93,868	0.5%

[3]	Variable Rate Security: The rate listed is as of March 31, 2016, and is periodically reset subject to terms and conditions set forth in the debenture.
[4]	Some or all of these securities were out on loan to various brokers as of March 31, 2016, amounting to the following:

Fund	Market Value	% of Net Assets
AMG Managers Bond Fund	$74,753,779	3.1%
AMG Managers Global Income Opportunity Fund	1,511,055	6.8%
AMG Managers Special Equity Fund	8,518,734	4.5%

[5]	Convertible Security: A corporate bond or preferred stock, usually a junior debenture, that can be converted, at the option of the holder, for a specific number of shares of the company’s preferred stock or common stock. The market value of convertible bonds and convertible preferred stocks at March 31, 2016, amounted to the following:

Convertible Bonds Fund	Market Value	% of Net Assets
AMG Managers Bond Fund	$68,089,250	2.8%

Convertible Preferred Stock Fund	Market Value	% of Net Assets
AMG Managers Bond Fund	$16,407,279	0.7%

[6]	Represents yield to maturity at March 31, 2016.
[7]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[8]	Yield shown represents the March 31, 2016, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
[9]	Perpetuity Bond. The date shown is the final call date.

Notes to Schedules of Portfolio Investments (continued)

Country	AMG Managers Bond Fund*
Australia	1.0%
Bermuda	1.2%
Brazil	0.1%
Canada	1.2%
Cayman Islands	2.1%
Chile	0.1%
France	1.5%
Iceland	0.3%
India	0.0%#
Ireland	0.5%
Luxembourg	1.6%
Malaysia	0.1%

Country	AMG Managers Bond Fund*
Mexico	3.6%
Netherlands	1.7%
New Zealand	0.5%
Norway	0.2%
South Korea	0.1%
Spain	1.2%
United Arab Emirates	1.0%
United Kingdom	2.1%
United States	79.9%

100.0%

#	Rounds to less than 0.1%.
*	As a percentage of long-term investments as of March 31, 2016.

Country	AMG Managers Global Income Opportunity Fund*
Argentina	0.8%
Australia	1.7%
Brazil	1.1%
Canada	2.3%
Cayman Islands	0.7%
Chile	1.7%
Colombia	2.2%
Curacao	0.4%
Dominican Republic	0.4%
France	1.9%
Hungary	0.5%
Iceland	0.6%
Indonesia	1.9%
Israel	0.4%
Italy	5.5%
Japan	0.7%
Luxembourg	2.3%
Maruritius	0.6%

Country	AMG Managers Global Income Opportunity Fund*
Mexico	6.7%
Morocco	0.7%
Netherlands	3.7%
New Zealand	3.2%
Panama	1.2%
Peru	1.2%
Philippines	0.3%
Poland	2.3%
Russia	0.6%
South Korea	1.8%
Spain	0.4%
Turkey	2.6%
United Kingdom	3.1%
United States	45.5%
Venezuela	1.0%

100.0%

*	As a percentage of long-term investments as of March 31, 2016.

Notes to Schedules of Portfolio Investments (continued)

The following tables summarize the inputs used to value the Funds’ investments by the above fair value hierarchy levels as of March 31, 2016:

	Quoted Prices in Active Markets for	Significant Other	Significant
	Identical Investments	Observable Inputs	Unobservable Inputs
	Level 1	Level 2	Level 3	Total
AMG Managers Bond Fund
Investments in Securities
Asset-Backed Securities	—	$88,934,618	$20,085,696	$109,020,314
Corporate Bonds and Notes†	—	1,684,697,393	—	1,684,697,393
Foreign Government Obligations	—	160,322,079	—	160,322,079
Mortgage-Backed Securities	—	31,522,259	—	31,522,259
Municipal Bonds	—	32,352,682	—	32,352,682
U.S. Government and Agency Obligations†	—	372,141,929	—	372,141,929
Common Stocks††	$3,142,792	—	—	3,142,792
Preferred Stocks
Financials	10,208,642	—	—	10,208,642
Industrials	4,268,796	—	—	4,268,796
Materials	3,252,979	—	—	3,252,979
Utilities	—	398,491	—	398,491
Short-Term Investments
Repurchase Agreements	—	81,992,910	—	81,992,910
Other Investment Companies	22,681,511	—	—	22,681,511

Total Investments in Securities	$43,554,720	$2,452,362,361	$20,085,696	$2,516,002,777

The following table below is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value as of March 31, 2016:

Asset-Backed
AMG Managers Bond Fund	Securities
Balance as of December 31, 2015	$20,421,277
Accrued discounts (premiums)	(2,014)
Realized gain (loss)	(2,286)
Change in unrealized appreciation (depreciation)	7,690
Purchases	—
Sales	(338,971)
Transfers in to Level 3	—
Transfers out of Level 3	—
Balance as of March 31, 2016	$20,085,696

Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2016	$7,690

The Fund’s investment that is categorized as Level 3 was valued utilizing third-party pricing information without adjustment (broker quote). Such valuations are based on unobservable inputs. A significant change in third-party information inputs could result in a significantly lower or higher value of such Level 3 investment.

Notes to Schedules of Portfolio Investments (continued)

	Quoted Prices in Active Markets for	Significant Other	Significant
	Identical Investments	Observable Inputs	Unobservable Inputs
	Level 1	Level 2	Level 3	Total
AMG Managers Global Income Opportunity Fund
Investments in Securities
Asset-Backed Securities	—	$230,994	—	$230,994
Corporate Bonds and Notes†	—	13,520,387	—	13,520,387
Foreign Government Obligations	—	7,012,954	—	7,012,954
Mortgage-Backed Securities	—	195,908	—	195,908
Short-Term Investments
Repurchase Agreements	—	1,574,212	—	1,574,212
Other Investment Companies	$9,217,355	—	—	9,217,355

Total Investments in Securities	$9,217,355	$22,534,455	—	$31,751,810

Financial Derivative Instruments-Assets†††
Foreign Currency Exchange Contracts	—	$248,356	—	$248,356
Financial Derivative Instruments-Liabilities†††
Foreign Currency Exchange Contracts	—	(175,924)	—	(175,924)

Total Financial Derivative Instruments	—	$72,432	—	$72,432

	Quoted Prices in Active Markets for	Significant Other	Significant
	Identical Investments	Observable Inputs	Unobservable Inputs
	Level 1	Level 2	Level 3	Total
AMG Managers Special Equity Fund
Investments in Securities
Common Stocks
Information Technology	$43,307,126	$93,868	—	$43,400,994
Health Care	42,172,959	—	—	42,172,959
Consumer Discretionary	37,735,933	—	—	37,735,933
Industrials	25,764,396	—	—	25,764,396
Financials	18,026,329	—	—	18,026,329
Consumer Staples	9,152,742	—	—	9,152,742
Energy	4,175,862	—	—	4,175,862
Materials	2,421,571	—	—	2,421,571
Telecommunication Services	1,823,521	—	—	1,823,521
Utilities	790,554	—	—	790,554
Rights	—	13,922	$47	13,969
Warrants	12,314	—	—	12,314
Short-Term Investments
Repurchase Agreements	—	9,105,838	—	9,105,838
Other Investment Companies	5,372,979	—	—	5,372,979

Total Investments in Securities	$190,756,286	$9,213,628	$47	$199,969,961

Notes to Schedules of Portfolio Investments (continued)

†	All corporate bonds and notes and U.S. government and agency obligations; held in the Funds are level 2 securities. For a detailed breakout of the corporate bonds and notes and U.S. government and agency obligations; by major industry or agency classification, please refer to the respective Schedule of Portfolio Investments.
††	All common stocks held in the Bond Fund are level 1 securities. For a detailed breakout of the common stocks, please refer to the Schedule of Portfolio Investments.
†††	Derivative instruments, such as forwards contracts are not reflected in the Schedule of Portfolio Investments and are valued at the unrealized appreciation/depreciation of the instrument.

As of March 31, 2016, the Funds had no significant transfers between levels from the beginning of the reporting period.

At March 31, 2016, the following Fund had foreign currency contracts (in U.S. Dollars):

AMG Managers Global Income Opportunity Fund - Foreign Currency
						Unrealized
				Receivable	Payable	Gain/
Foreign Currency	Position	Settlement Date	Counterparty	Amount	Amount	(Loss)
Autralian Dollar	Long	05/31/16	CS	$225,480	$222,968	$2,512
Brazilian Real	Long	06/09/16	CS	62,742	58,989	3,752
British Pound	Long	06/15/16	CS	502,812	496,498	6,314
Euro	Long	06/15/16	MS	4,816,817	4,647,538	169,279
Indonesian Rupiah	Long	06/15/16	CS	66,294	66,617	(323)
Japanese Yen	Long	06/15/16	CS	3,922,815	3,882,460	40,355
Mexican Peso	Long	06/15/16	USB	129,910	129,446	464
New Zealand Dollar	Long	06/15/16	CS	578,313	565,278	13,035
Polish Zloty	Long	06/15/16	CITI	199,485	196,907	2,578
Autralian Dollar	Short	05/31/16	CA	587,842	626,758	(38,916)
Brazilian Real	Short	06/09/16	CS	116,716	124,665	(7,949)
Euro	Short	06/15/16	MS	1,269,548	1,283,192	(13,644)
Indonesian Rupiah	Short	06/15/16	CS	299,962	297,952	2,011
Japanese Yen	Short	06/15/16	CS	1,094,511	1,086,455	8,056
Mexican Peso	Short	06/15/16	USB	628,541	646,674	(18,133)
New Zealand Dollar	Short	06/15/16	CS	1,417,350	1,452,668	(35,318)
Norwegian Krone	Short	06/15/16	USB	117,446	120,804	(3,358)
Polish Zloty	Short	06/15/16	CITI	828,508	884,963	(56,455)
Swiss Franc	Short	06/15/16	USB	60,789	62,617	(1,828)

			Totals	$16,925,881	$16,853,449	$72,432

Notes to Schedules of Portfolio Investments (continued)

INVESTMENTS DEFINITIONS AND ABBREVIATIONS:

ADR: ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank. The value of the ADR securities is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADRs are initiated by the underlying foreign company.

EMTN:	European Medium-Term Notes
FHLMC:	Federal Home Loan Mortgage Corporation
FNMA:	Federal National Mortgage Association
GMTN:	Global Medium-Term Notes
MTN:	Medium-Term Note
PLC:	Public Limited Company
SAU:	Saugus

COUNTERPARTY ABBREVIATIONS:

CA:	Credit Agricole Securities, Inc.
CITI:	Citibank N.A.
CS:	Credit Suisse
MS:	Morgan Stanley
UBS:	UBS Securities LLC

CURRENCY ABBREVIATIONS:

Currency Abbreviations have been used throughout the portfolio to indicate amounts shown in currencies other than the U.S. Dollar:

AUD:	Australian Dollar
BRL:	Brazilian Real
CAD:	Canadian Dollar
COP:	Colombian Peso
EUR:	Euro
GBP:	British Pound
IDR:	Indonesian Rupiah
KRW:	South Korean Won
MXN:	Mexican Peso
NOK:	Norwegian Krone
NZD:	New Zealand Dollar
PLN:	Polish Zloty
RUB:	Russian Ruble

VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “exchange mean price”). Equity securities traded in the over-the-counter market (other than NMS securities) are valued at the exchange mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity exceeding 60 days are valued at the evaluated bid price or the mean price provided by an authorized pricing service or, if an evaluated price is not available, by reference to other securities which are considered comparable in credit rating, interest rate, due date and other features (generally referred to as “matrix pricing”) or other similar pricing methodologies. Investments in certain mortgage-backed and stripped mortgage-backed securities, preferred stocks, convertible securities, derivatives and other debt securities not traded on an organized securities market are valued on the basis of valuations provided by dealers or by a pricing service which uses information with respect to transactions in such securities and various relationships between such securities and yield to maturity in determining value.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio

Notes to Schedules of Portfolio Investments (continued)

investments (including derivatives) may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. Each Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Fund, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in a Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

FAIR VALUE MEASUREMENTS

Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts)

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and defaults) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 - significant unobservable inputs (including the Funds’ own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments are not necessarily be an indication of the risk associated with investing in those investments. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period.

FORWARD FOREIGN CURRENCY CONTRACTS

A forward currency contract is an obligation to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. These contracts are traded over-the-counter and not on organized commodities or securities exchanges.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMG FUNDS III

By:	/s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti, Principal Executive Officer

Date:	May 31, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti, Principal Executive Officer

Date:	May 31, 2016

By:	/s/ Donald S. Rumery
Donald S. Rumery, Principal Financial Officer

Date:	May 31, 2016